UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


             Read instructions at end of Form before preparing Form.

1.    Name and address of issuer:   USAA MUTUAL FUNDS TRUST
                                    9800 Fredericksburg Road
                                    San Antonio, Texas  78288

2. Name of each series or class of funds for which this Form is filed:


     California Bond Fund Shares
     California Bond Fund Adviser Shares
     Global Equity Income Fund
     Global Equity Income Institutional Shares
     New York Bond Fund Shares
     New York Bond Fund Adviser Shares
     Target Managed Allocation Fund Institutional Shares
     Tax Exempt Intermediate-Term Fund Shares
     Tax Exempt Intermediate-Term Fund Adviser Shares
     Tax Exempt Long-Term Fund Shares
     Tax Exempt Long-Term Fund Adviser Shares
     Tax Exempt Money Market Fund
     Tax Exempt Short-Term Fund Shares
     Tax Exempt Short-Term Fund Adviser Shares
     Virginia Bond Fund Shares
     Virginia Bond Fund Adviser Shares


3.    Investment Company Act File Number:          811-7852

      Securities Act File Number:                  33-65572

4(a). Last day of fiscal year for which this Form is filed:
      March 31, 2019

4(b). Check this box if this Form is being filed late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2): Not Applicable

4(c). Check box if this is the last time the issuer will be filing this Form:
      Not Applicable.

5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities
             sold during the fiscal year in
             pursuant to section 24(f):                 $3,218,477,046.32

      (ii)   Aggregate price of securities
             redeemed or repurchased during the
             fiscal year:                       $  3,348,950,130.84

      (iii)  Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no earlier
             than October 11, 1995 that were not
             previously used to reduce
             registration fees payable to the
             Commission:                        $       643,652,927
                                                 ------------------

      (iv)   Total available redemption credits
             [add Items 5(ii) and 5(iii):           -   $3,992,603,057.83
                                                        -----------------

      (v)    Net sales -- if Item 5(i) is
             greater than Item 5(iv)[subtract
             Item 5(iv) from Item 5(i)]:               $             0.00

      -------------------------------------------------------
      (vi)   Redemption credits available for   $            (774,126,012)
             use in future years -- if
             Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:
      -------------------------------------------------------

      (vii)  Multiplier for determining
             registration fee (See Instruction
             C.9):                                       x      0.0001212
                                                          ---------------

      (viii) Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                     =            0.00
                                                          ===============

6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.

7.    Interest due -- if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):                                   + $          n/a
                                                         ---------------


8.    Total of the amount of the registration fee due plus any
      interest due [line 5(viii) plus line 7]:           = $        0.00
                                                         ===============

9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:    n/a
                                        ---------------
             Method of Delivery:

                                   Wire Transfer
                                   Mail or other means


                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* /S/ JAMES DE VRIES
                               -------------------------------------------
                               JAMES DE VRIES, TREASURER
                               -------------------------------------------

      Date:    06/17/2019
             ---------------

  * Please print the name and title of the signing officer below the signature.